Notes Payable (Tables) - Ambulnz, Inc. [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Notes Payable (Tables) [Line Items]
Schedule of notes payable
	September 30, 2021	December 31, 2020
Equipment and financing loans payable, between 3% and 5.70% interest and maturing between October 2021 and September 2022	$1,012,922	$1,116,184
Loan received pursuant to the Payroll Protection Program Term Note		142,667
Joseph Patrick Sheehan share purchase agreement	523,714	—
Total notes payable	1,536,636	1,258,851
Less: current portion of notes payable	$931,561	$664,357
Total non-current portion of notes payable	$605,075	$594,494

	December 31, 2020	December 31, 2019
Equipment and financing loans payable, between 3% and 5.70% interest and maturing between February 2021 and November 2021	$1,116,184	$1,316,408
Loan received pursuant to the Payroll Protection Program Term Note	142,667	—
Total notes payable	1,258,851	1,316,408
Less: current portion of notes payable	$664,357	$564,910
Total non-current portion of notes payable	$594,494	$751,498

Schedule of future minimum annual maturities of notes payable
Notes Payable
2021, remaining	582,406
2022	418,269
2023	310,410
2024	124,704
2025	78,560
Thereafter	22,287
Total maturities	$1,536,636
Current portion of notes payable	(931,561)
Long-term portion of notes payable	$605,075

Years ending December 31,	Notes Payable
2021	664,357
2022	146,065
2023	160,531
2024	287,898
Total maturities	1,258,851
Current portion of notes payable	(664,357)
Long-term portion of notes payable	$594,494